SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical)								6 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Debt Disclosure [Abstract]
Compensation payment	$ 414,235	¥ 2,980,724	¥ 22,700,000	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Accrued legal expenses								$ 800,000				¥ 5,800,000	$ 800,000	¥ 5,800,000
Other fees	$ 22,574	¥ 162,436
Accrued legal expense								$ 436,809	¥ 3,143,160	$ 436,809	¥ 3,143,160